April 29, 2005

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:	Parnassus Income Funds File Nos. 033-36065 and 811-06673 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Parnassus Income Funds (the “Registrant”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

        1.        that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 17 to Form N-1A Registration Statement filed by the Registrant on April 25, 2005, which is the most recent amendment to such registration statement; and

        2.        that the text of Post-Effective Amendment No. 17 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 25, 2005.

Very truly yours,
PARNASSUS INCOME FUNDS
By: /s/ Jerome L. Dodson
Jerome L. Dodson
President